Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Mar. 05, 2023
Balance (in Shares) at Mar. 05, 2023
Issuance of ordinary shares		$ 633	24,367		25,000
Issuance of ordinary shares (in Shares)		6,325,000
Sale of Class A ordinary shares and over-allotment	$ 2,500		249,997,500		250,000,000
Sale of Class A ordinary shares and over-allotment (in Shares)	25,000,000
Class A ordinary shares subject to possible redemption	$ (2,500)		(247,910,000)		(247,912,500)
Class A ordinary shares subject to possible redemption (in Shares)	(25,000,000)
Underwriters’ compensation			(17,500,000)		(17,500,000)
Offering costs			(861,877)		(861,877)
Sale of 7,650,000 private placement warrants			7,650,000		7,650,000
Allocation of offering costs related to redeemable shares			18,183,179		18,183,179
Forfeiture of Founder Shares		$ (8)	8
Forfeiture of Founder Shares (in Shares)		(75,000)
Accretion for redeemable shares to redemption value			(9,583,177)	(19,659,020)	(29,242,197)
Net income				6,748,069	6,748,069
Balance at Dec. 31, 2023		$ 625		(12,910,951)	(12,910,326)
Balance (in Shares) at Dec. 31, 2023		6,250,000
Conversion of Class B shares to Class A shares	$ 620	$ (620)
Conversion of Class B shares to Class A shares (in Shares)	6,200,000	(6,200,000)
Accretion for redeemable shares to redemption value				(12,019,932)	(12,019,932)
Net income				7,899,035	7,899,035
Balance at Dec. 31, 2024	$ 620	$ 5		$ (17,031,848)	$ (17,031,223)
Balance (in Shares) at Dec. 31, 2024	6,200,000	50,000